Segmented information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 183,589		$ 86,856
Gross Profit/(loss)	(32,017)		(37,387)
Operating expenses	8,902,344		5,102,075
Current income tax recovery			800
Income tax/(recovery)			(23,756)
Net loss/(income)	(180,664)	$ (180,664)	(1,418,829)
Inventory	603,233	603,233		$ 609,094
Plant and equipment	10,494,053	10,494,053		$ 9,290,308
Electric Vehicles
Disclosure of operating segments [line items]
Revenues			0
Gross Profit/(loss)			0
Operating expenses	(8,850,480)		(5,054,548)
Other items	8,756,601		3,715,500
Current income tax recovery			(800)
Deferred income tax recovery			0
Net loss/(income)	(93,879)		(1,339,848)
Inventory	308,230	308,230	218,657
Plant and equipment	10,225,626	10,225,626	6,558,466
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	183,589		86,856
Gross Profit/(loss)	(32,017)		(37,387)
Operating expenses	(51,864)		(47,527)
Other items	(2,904)		(17,823)
Current income tax recovery			0
Deferred income tax recovery			23,756
Net loss/(income)	(86,785)		(78,981)
Inventory	295,003	295,003	328,022
Plant and equipment	$ 268,427	$ 268,427	$ 279,813